Trade accounts and other receivables	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Trade accounts and other receivables
7. Trade accounts and other receivables
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2022	2023

Accounts and notes receivables	2,466,398	2,757,412
Other receivables	716,558	870,398
Allowance for doubtful accounts	(40,124)	(41,679)

Total	3,142,832	3,586,130

Trade accounts and other receivables which are unconditional rights to considerations are classified as financial assets measured at amortized cost. Receivables from contracts with customers correspond to “Accounts and notes receivables” and the balance as of Ap ril 1, 2021 is ¥2,301,976 million.
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2022	2023

Allowance for doubtful accounts at beginning of year	97,378	110,793
Provision for doubtful accounts, net of reversal	10,649	8,844
Write-offs	(1,239)	(3,496)
Other	4,005	5,487

Allowance for doubtful accounts at end of year	110,793	121,628

“Other” includes currency translation adjustments.
A portion of the allowance for doubtful accounts is attributed to certain non-current
receivable balances which are reported as other financial assets under non-current
assets.